Transfers of Financial Assets (Tables)	12 Months Ended
Oct. 31, 2021
Fair Value [Member]
Statement [Line Items]
Summary of Carrying Amount and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities
The following table presents the carrying amounts and fair values of transferred assets that did not qualify for derecognition and the associated liabilities:

(Canadian $ in millions)		2021		2020
	Carrying amount (1)	Fair value	Carrying amount (1)	Fair value
Assets
Trading securities (2)	997		345
Residential mortgages	7,847		8,453
Other related assets (3)	10,009		10,363
Total	18,853	18,859	19,161	19,357
Associated liabilities (4)	18,208	18,323	18,617	19,213

(1)	Carrying amount of loans is net of allowance, where applicable.
(2)
Trading securities represent collateralized mortgage obligations issued by third-party sponsored vehicles, where we do not substantially transfer all the risks and rewards of ownership to third-party investors.

(3)
Other related assets represent payments received on account of mortgages pledged under securitization programs that have not yet been applied against the associated liabilities. The payments received are held in permitted instruments on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying amount of the securitized assets in the table above.

(4)	Associated liabilities are recognized in Securitization and structured entities’ liabilities in our Consolidated Balance Sheet.